Equity	3 Months Ended	8 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Equity

6. Equity

The Company is authorized to issue up to 100,000,000 shares of common stock with a par value $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share of common stock. At March 31, 2016, there were 6,207,268 shares of common stock issued and outstanding (excluding 18,792,732 shares of common stock subject to possible redemption).
The Company is authorized to issue up to 1,000,000 shares of preferred stock with a par value $0.0001 per share. At March 31, 2016 there were no shares of preferred stock issued and outstanding.

7. Equity

The Company is authorized to issue up to 100,000,000 shares of common stock with a par value $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share of common stock. At December 31, 2015, there were 6,183,643 shares of common stock issued and outstanding (excluding 18,816,357 shares of common stock subject to possible redemption).
The Company is authorized to issue up to 1,000,000 shares of preferred stock with a par value $0.0001 per share. At December 31, 2015 there were no shares of preferred stock issued and outstanding.